Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 10,181,974	$ 2,883,349	$ 960,032
Accounts receivable, net	168,441	128,834	119
Prepaid expenses	177,873	112,074	50,188
Lease merchandise, net	4,032,448	4,241,918	8,004
Assets of discontinued operations		6,500	5,363,728
Total current assets	14,560,736	7,372,675	6,382,071
PROPERTY AND EQUIPMENT, net	1,169,701	1,051,697	58,079
OTHER ASSETS:
Intangible assets - patent costs	25,723	26,492	30,760
Security deposits	55,003	55,003	9,485
Total other assets	80,726	81,495	40,245
Total Assets	15,811,163	8,505,867	6,480,395
Current liabilities:
Accounts payable	989,363	836,792	20,349
Accrued payroll and related taxes	219,828	131,596	68,140
Accrued expenses	204,199	197,584	3,693
Loans payable to shareholder		1,000,000
Liabilities of discontinued operations		7,626	3,331,955
Total current liabilities	1,413,390	2,173,598	3,424,137
Loan payable, net of $1,121,730 of unamortized issuance costs	897,833
Total liabilities	2,311,223	2,173,598
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred Stock, $0.001 par value- authorized 10,000,000 shares, issued and outstanding 342,219 in 2015 and 2014 at $5.00 stated value	1,711,095	1,711,095	1,881,935
Common stock, $0.0001 par value- authorized 65,000,000 shares issued and outstanding 52,015,322 in 2015 and 35,015,322 in 2014	5,202	3,502	2,115
Additional paid in capital	23,073,127	14,513,433	7,337,636
Accumulated deficit	(11,289,484)	(9,895,761)	(6,165,428)
Total stockholders' equity	13,499,940	6,332,269	3,056,258
Total Liabilities and Stockholder's Equity	$ 15,811,163	$ 8,505,867	$ 6,480,395